Summary of principal accounting policies - Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Summary of principal accounting policies
Right-of-use assets	¥ 12,442	$ 1,804	¥ 31,132
Long term lease liabilities	854	124	25,807
Operating lease liability, current	9,761	1,415	22,132
Accumulated deficit	¥ (9,319,229)	$ (1,351,161)	¥ 0	¥ (8,607,989)